UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seneca Capital Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Scott Smith
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Scott Smith                   San Francisco, CA                   8/15/2006
---------------                   -----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          148
                                         -----------
Form 13F Information Table Value Total:     $522,062
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1-800-MUTUALS HOLDINGS CO      COM              68236@101      190  272093 SH       SOLE              272093      0    0
ABBOTT LABORATORIES            COM              002824100     6607  151505 SH       SOLE              151505      0    0
ACTIVISION INC                 COM              004930202      851   74343 SH       SOLE               74343      0    0
AGILENT TECHNOLOGIES INC       COM              00846U101     4873  154444 SH       SOLE              154444      0    0
ALCAN ALUMINUM LTD             COM              013716105     5144  109584 SH       SOLE              109584      0    0
ALLIANCE DATA SYSTEMS CORP.    COM              018581108     2257   38295 SH       SOLE               38295      0    0
AMERICAN EXPRESS CO            COM              025816109     6927  130163 SH       SOLE              130163      0    0
AMERICAN TOWER CORP CL A       COM              029912201     9394  301819 SH       SOLE              301819      0    0
AMETEK INC                     COM              031100100     2715   57315 SH       SOLE               57315      0    0
AMGEN INC                      COM              031162100     9683  148441 SH       SOLE              148441      0    0
AMVESCAP PLC ADR               COM              03235E100     1236   66860 SH       SOLE               66860      0    0
ANHEUSER BUSCH COS INC.        COM              035229103     4557   99948 SH       SOLE               99948      0    0
APPLE COMPUTER INC             COM              037833100     8057  140659 SH       SOLE              140659      0    0
APPLIED MATERIALS INC          COM              038222105     5303  325770 SH       SOLE              325770      0    0
AQUANTIVE INC.                 COM              03839g105      207    8190 SH       SOLE                8190      0    0
AVAYA, INC.                    COM              053499109     1323  116035 SH       SOLE              116035      0    0
BALL CORP.                     COM              058498106    16445   44511 SH       SOLE               44511      0    0
BASIC ENERGY SERVICES INC      COM              06985P100      263    8600 SH       SOLE                8600      0    0
BECKMAN COULTER INC.           COM              075811109     6750  121512 SH       SOLE              121512      0    0
BEST BUY CO INC                COM              086516101     8897  162245 SH       SOLE              162245      0    0
BROWN FORMAN CORP CL-B         COM              115637209     1262   17660 SH       SOLE               17660      0    0
BURGER KING HOLDINGS INC       COM              121208201     1129   71690 SH       SOLE               71690      0    0
CARDINAL HEALTH INC            COM              14149Y108     9460  147047 SH       SOLE              147047      0    0
CBRE REALTY FINANCE            COM              12498B109     1049   69921 SH       SOLE               69921      0    0
CDI CORP.                      COM              125071100      217    7470 SH       SOLE                7470      0    0
CERADYNE INC                   COM              156710105      219    4420 SH       SOLE                4420      0    0
CHURCH & DWIGHT CO INC         COM              171340102     1243   34121 SH       SOLE               34121      0    0
CISCO SYSTEMS INC              COM              17275R102     6661  341068 SH       SOLE              341068      0    0
CITIGROUP INC.                 COM              172967101     9244  191574 SH       SOLE              191574      0    0
COGNIZANT TECH SOLUTIONS CORP. COM              192446102    10042  149070 SH       SOLE              149070      0    0
COLGATE-PALMOLIVE CO           COM              194162103    11198  186937 SH       SOLE              186937      0    0
CONAGRA INC                    COM              205887102     5360  242416 SH       SOLE              242416      0    0
CORNING INC                    COM              219350105     9285  383910 SH       SOLE              383910      0    0
CUBIST PHARMACEUTICALS INC     COM              229678107      236    9370 SH       SOLE                9370      0    0
CVS CORP                       COM              126650100     7590  247206 SH       SOLE              247206      0    0
CYMER INC                      COM              232572107      290    6250 SH       SOLE                6250      0    0
CYPRESS BIOSCIENCE INC         COM              232674507      212   34480 SH       SOLE               34480      0    0
DARDEN RESTAURANTS INC         COM              237194105     1289   32710 SH       SOLE               32710      0    0
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     1710   20382 SH       SOLE               20382      0    0
DOBSON COMMUNICATIONS          COM              256069105      257   33290 SH       SOLE               33290      0    0
DRESS BARN                     COM              261570105      861   33960 SH       SOLE               33960      0    0
DYNAMIC MATERIALS CORP         COM              267888105      221    6560 SH       SOLE                6560      0    0
EAGLE MATERIALS INC            COM              26969P108      777   16360 SH       SOLE               16360      0    0
EATON CORP                     COM              278058102     1425   18912 SH       SOLE               18912      0    0
ELECTRONIC ARTS INC            COM              285512109     7342  170558 SH       SOLE              170558      0    0
ELECTRONICS FOR IMAGING INC    COM              286082102      221   10570 SH       SOLE               10570      0    0
FEDERAL EXPRESS                COM              31428X106     6335   54222 SH       SOLE               54222      0    0
FIRST DATA CORP                COM              319963104     6425  142666 SH       SOLE              142666      0    0
GEHL CO                        COM              368483103      273   10680 SH       SOLE               10680      0    0
GENENTECH INC                  COM              368710406     8800  107575 SH       SOLE              107575      0    0
GENERAL ELECTRIC CO            COM              369604103    16288  494181 SH       SOLE              494181      0    0
GENLYTE GROUP                  COM              372302109      290    4010 SH       SOLE                4010      0    0
GEN-PROBE INC                  COM              36866t103     2433   45078 SH       SOLE               45078      0    0
GENZYME CORP GENERAL DIVISION  COM              372917104     2991   48974 SH       SOLE               48974      0    0
GLOBAL PAYMENTS INC            COM              37940X102     1515   31210 SH       SOLE               31210      0    0
GOOGLE                         COM              38259P508    11942   28482 SH       SOLE               28482      0    0
GRANT PRIDECO INC              COM              38821G101     3698   82640 SH       SOLE               82640      0    0
GYMBOREE CORP                  COM              403777105      256    7370 SH       SOLE                7370      0    0
HARSCO CORP.                   COM              415864107     7613   97650 SH       SOLE               97650      0    0
HERBALIFE LTD                  COM              G4412G101     1698   42596 SH       SOLE               42596      0    0
HERSHEY FOODS CORP             COM              427866108     7125  129372 SH       SOLE              129372      0    0
HORNBECK OFFSHORE SERVICES     COM              440543106      216    6080 SH       SOLE                6080      0    0
HUMANA INC                     COM              444859102     3546   66014 SH       SOLE               66014      0    0
ILLINOIS TOOL WORKS INC        COM              452308109     5500  115806 SH       SOLE              115806      0    0
INFORMATICA CORP               COM              45666Q102      253   19190 SH       SOLE               19190      0    0
INTEL CORP                     COM              458140100     6150  323723 SH       SOLE              323723      0    0
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1764   46493 SH       SOLE               46493      0    0
INTERSIL HOLDING CORP          COM              46069S109     1463   62955 SH       SOLE               62955      0    0
J.C. PENNY INC                 COM              708160106    10499  155520 SH       SOLE              155520      0    0
JEFFERIES GROUP INC.           COM              472319102     4237  143040 SH       SOLE              143040      0    0
JOHNSON & JOHNSON              COM              478160104     5247   87574 SH       SOLE               87574      0    0
JOS A BANK CLOTHIERS INC.      COM              480838101      404   16855 SH       SOLE               16855      0    0
JP MORGAN CHASE & CO           COM              46625H100     4313  102690 SH       SOLE              102690      0    0
KLA-TENCOR CORPORATION         COM              482480100     1200     104 SH       SOLE                 104      0    0
KOHL'S CORP                    COM              500255104     5377   90955 SH       SOLE               90955      0    0
KORN/FERRY INTERNATIONAL       COM              500643200      246   12540 SH       SOLE               12540      0    0
LAMAR ADVERTISING CO           COM              512815101     1203   22340 SH       SOLE               22340      0    0
LEGG MASON INC                 COM              524901105     2227   22375 SH       SOLE               22375      0    0
LIFECELL CORP.                 COM              531927101      201    6510 SH       SOLE                6510      0    0
LIFEPOINT HOSPITALS INC        COM              53219L109     1244   38710 SH       SOLE               38710      0    0
LITTLEFUSE INC                 COM              537008104      285    8290 SH       SOLE                8290      0    0
LOWE'S COS INC                 COM              548661107     8809  145195 SH       SOLE              145195      0    0
LTX CORP                       COM              502392103      915  130560 SH       SOLE              130560      0    0
MARSHALL & ILSLEY CORP         COM              571834100     1276   27895 SH       SOLE               27895      0    0
MEDTRONIC INC                  COM              585055106     9360  199512 SH       SOLE              199512      0    0
MEMC ELECTRONCS                COM              552715104     1263   33690 SH       SOLE               33690      0    0
MICROCHIP TECHNOLOGY INC       COM              595017104     1246   37128 SH       SOLE               37128      0    0
MICROSOFT CORP                 COM              594918104     6044  259396 SH       SOLE              259396      0    0
MIRANT CORP                    COM              60467R100     1446   53973 SH       SOLE               53973      0    0
MOLEX INC                      COM              608554101     1500   44680 SH       SOLE               44680      0    0
MONSANTO CORP.                 COM              61166w101     4201   49956 SH       SOLE               49956      0    0
MONSTER WORLDWIDE INC.         COM              611742107     4031   94495 SH       SOLE               94495      0    0
MOTOROLA INC                   COM              620076109       23    1020 SH       SOLE                1020      0    0
M-SYSTEMS FLASH DISK PIONEER   COM              M7061C100      215    7260 SH       SOLE                7260      0    0
NALCO HOLDING CO               COM              62985Q101      203   11510 SH       SOLE               11510      0    0
NCI BUILDING SYSTEMS INC       COM              628852105      203    3810 SH       SOLE                3810      0    0
NETLOGIC MICROSYSTEMS INC      COM              64118b100      203    6300 SH       SOLE                6300      0    0
NETWORK APPLIANCE INC          COM              64120L104    11263  319122 SH       SOLE              319122      0    0
NEWELL RUBBERMAID INC.         COM              651229106     6428  248874 SH       SOLE              248874      0    0
NII HOLDINGS INC               COM              62913f201    10075  178741 SH       SOLE              178741      0    0
NUVASIVE INC                   COM              670704105      257   14100 SH       SOLE               14100      0    0
OPENWAVE SYSTEMS INC           COM              683718308      168   14560 SH       SOLE               14560      0    0
O'REILLY AUTOMOTIVE INC.       COM              686091109     1201   38520 SH       SOLE               38520      0    0
OSHKOSH TRUCK CORP             COM              688239201     4527 9515004 SH       SOLE             9515004      0    0
PARAMETRIC TECHNOLOGY CORP     COM              699173209      186   14670 SH       SOLE               14670      0    0
PENSON WORLDWIDE INC           COM              709600100      203   11800 SH       SOLE               11800      0    0
PETROQUEST ENERGY INC          COM              716748108      669   54440 SH       SOLE               54440      0    0
PINNACLE ENTERTAINMENT CORP    COM              723456109      291    9480 SH       SOLE                9480      0    0
PSYCHIATRIC SOLUTIONS          COM              74439H108      886   30910 SH       SOLE               30910      0    0
QUALCOMM INC                   COM              747525103     8320  207640 SH       SOLE              207640      0    0
QUEST DIAGNOSTICS              COM              74834l100     2024   33772 SH       SOLE               33772      0    0
RF MICRO DEVICES INC           COM              749941100      156   26070 SH       SOLE               26070      0    0
ROCKWELL AUTOMATION INC.       COM              773903109     1796   24956 SH       SOLE               24956      0    0
ROHM & HAAS CO                 COM              775371107     1623   32386 SH       SOLE               32386      0    0
S & P DEPOSITORY RECEIPT       COM              78462F103     1310   10300 SH       SOLE               10300      0    0
SCHLUMBERGER LTD               COM              806857108     5967   91636 SH       SOLE               91636      0    0
SEPRACOR INC                   COM              817315104     1611   28220 SH       SOLE               28220      0    0
SIERRA HEALTH                  COM              826322109     1785   39646 SH       SOLE               39646      0    0
SILICON LABORATORIES INC       COM              826919102      987   28080 SH       SOLE               28080      0    0
SIRIUS SATELLITE RADIO INC     COM              82966U103      430   90620 SH       SOLE               90620      0    0
SONOSITE INC                   COM              83568G104      264    6770 SH       SOLE                6770      0    0
STRATEX NETWORKS INC           COM              86279T109      159   46920 SH       SOLE               46920      0    0
SUN MICROSYSTEMS INC           COM              866810104     1889  455200 SH       SOLE              455200      0    0
SUPERIOR ENERGY SERVICES INC   COM              868157108      224    6610 SH       SOLE                6610      0    0
SVB FINANCIAL GROUP            COM              78486Q101      238    5240 SH       SOLE                5240      0    0
TESORO CORP                    COM              881609101     1124   15120 SH       SOLE               15120      0    0
TEXAS INSTRUMENTS INC          COM              882508104     9869  325809 SH       SOLE              325809      0    0
TEXAS ROADHOUSE INC CLASS A    COM              882681109      243   18000 SH       SOLE               18000      0    0
TJX COMPANIES INC NEW          COM              872540109     4742  207403 SH       SOLE              207403      0    0
TODCO                          COM              88889T107      216    5290 SH       SOLE                5290      0    0
TRAMMELL CROW CO               COM              89288r106      210    5960 SH       SOLE                5960      0    0
TRIDENT MICROSYSTEMS INC       COM              895919108      219   11540 SH       SOLE               11540      0    0
UCBH HOLDINGS INC              COM              90262T308      230   13890 SH       SOLE               13890      0    0
UNITED SURGICAL PARTNERS       COM              913016309     1588   52820 SH       SOLE               52820      0    0
UNITED TECHNOLOGIES CORP       COM              913017109    11115  175264 SH       SOLE              175264      0    0
UNIVISION COMMUNICATIONS-A     COM              914906102      888   26520 SH       SOLE               26520      0    0
URBAN OUTFITTERS INC.          COM              917047102     1195   68296 SH       SOLE               68296      0    0
VULCAN MATERIALS CO            COM              929160109     9253  118634 SH       SOLE              118634      0    0
WEATHERFORD INTERNATIONAL LTD  COM              G95089101     1340   27010 SH       SOLE               27010      0    0
WEYERHAEUSER CO                COM              962166104     4370   70210 SH       SOLE               70210      0    0
WILLIAM SONOMA                 COM              969904101     1721   50544 SH       SOLE               50544      0    0
WILLIAMS COS                   COM              969457100     2649  113400 SH       SOLE              113400      0    0
WILLIAMS SCOTSMAN INTL INC     COM              96950g102      604   27660 SH       SOLE               27660      0    0
WYETH                          COM              983024100     9459  212991 SH       SOLE              212991      0    0
XILINX INC                     COM              983919101     9233  407693 SH       SOLE              407693      0    0
XTO ENERGY INC                 COM              98385x106     8107  183122 SH       SOLE              183122      0    0
YAHOO INC                      COM              984332106     8856  268388 SH       SOLE              268388      0    0
YUM! BRANDS INC                COM              988498101     5220  103843 SH       SOLE              103843      0    0